Segment Information (Details) - Schedule of revenues - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue by region	$ 33,372	$ 21,698	$ 48,310	$ 28,647
Revenue percentage by region	100.00%	100.00%	100.00%	100.00%
PRC [Member]
Disaggregation of Revenue [Line Items]
Revenue by region	$ 21,650	$ 8,680	$ 32,292	$ 11,610
Revenue percentage by region	65.00%	40.00%	67.00%	41.00%
India [Member]
Disaggregation of Revenue [Line Items]
Revenue by region	$ 1,998	$ 738	$ 3,269	$ 1,135
Revenue percentage by region	6.00%	3.00%	7.00%	4.00%
Russia [Member]
Disaggregation of Revenue [Line Items]
Revenue by region	$ 3,267	$ 5,052	$ 3,724	$ 5,535
Revenue percentage by region	10.00%	23.00%	8.00%	19.00%
Other countries [Member]
Disaggregation of Revenue [Line Items]
Revenue by region	$ 2,169	$ 332	$ 2,283	$ 407
Revenue percentage by region	6.00%	2.00%	5.00%	1.00%
Asia & Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue by region	$ 29,084	$ 14,802	$ 41,568	$ 18,687
Revenue percentage by region	87.00%	68.00%	87.00%	65.00%
United Kingdom [Member]
Disaggregation of Revenue [Line Items]
Revenue by region	$ 3,508	$ 1,212	$ 5,212	$ 3,504
Revenue percentage by region	11.00%	6.00%	10.00%	12.00%
Netherlands [Member]
Disaggregation of Revenue [Line Items]
Revenue by region	$ 2	$ 4,187	$ 22	$ 4,192
Revenue percentage by region	0.00%	19.00%	0.00%	15.00%
Other countries [Member]
Disaggregation of Revenue [Line Items]
Revenue by region	$ 721	$ 1,491	$ 1,324	$ 2,234
Revenue percentage by region	2.00%	7.00%	3.00%	8.00%
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue by region	$ 4,231	$ 6,890	$ 6,558	$ 9,930
Revenue percentage by region	13.00%	32.00%	13.00%	35.00%
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue by region	$ 57	$ 6	$ 184	$ 30
Revenue percentage by region	0.00%	0.00%	0.00%	0.00%